Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Miscellaneous Assets [Abstract]
Spare parts	$ 2,422		$ 2,059
Refundable deposits	1,992		1,860
Other financial assets	1,000		1,000
Others	2,342		2,800
Other assets	7,756		7,719
Others	154		124
Other current assets	2,576	$ 84	2,183
Others	2,188		2,676
Other noncurrent assets	$ 5,180	$ 169	$ 5,536